Share Capital (Disclosure of Capital Stock) (Details) - CAD ($) $ in Millions	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Disclosure of classes of share capital [line items]
Number of shares outstanding	499,547,162	498,909,326
Issued capital	$ 4,217	$ 4,199
Class A Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	22,372,064	22,372,064	22,372,064
Issued capital	$ 2	$ 2	$ 2
Class B Non-Voting Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	477,175,098	476,537,262	490,632,833
Issued capital	$ 4,215	$ 4,197	$ 4,307
Series A Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	0	0
Issued capital	$ 0	$ 0
Series B Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	0	0
Issued capital	$ 0	$ 0